Equipment, Furniture And Leasehold Improvements	12 Months Ended
Dec. 31, 2010
Equipment, Furniture And Leasehold Improvements [Abstract]
Equipment, Furniture And Leasehold Improvements

Note 7 – EQUIPMENT, FURNITURE AND LEASEHOLD IMPROVEMENTS

Equipment, furniture and leasehold improvements consist of the following (in thousands):

	December 31,
	2010	2009
Computer hardware and software	$1,063	$1,046
Lab and factory equipment	6,651	4,323
Furniture, fixtures, and office equipment	309	306
Assets under capital leases	66	66
Leasehold improvements	473	473
Total equipment, furniture and leasehold improvements	8,562	6,214
Less: accumulated depreciation	(5,275)	(5,193)
Equipment, furniture and leasehold improvements, net	$3,287	$1,021

Depreciation expense was $82 thousand, $78 thousand, and $219 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.  Assets under capital leases are fully amortized.